INCOME TAXES (Schedule of Reconciliation between Actual Income Tax Expense and Amount that Results by Applying PRC Statutory Tax Rate, to Income Before Income Tax Expense) (Details)
¥ in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Computed "expected" tax expense		¥ 18,284	¥ 3,175	¥ 10,982
Effect of tax rate differential		692	(797)	50
PRC dividend withholding tax		¥ 4,729	¥ (1,830)	2,351
Change in tax rate				8,659
Non-deductible expenses:
- Disallowed rental expenses		¥ 18,750	¥ 13,960	13,333
- Penalty charged by the governmental authority		246	949	1,419
- Disallowed entertainment expense		305	435	457
- Others		150	225	309
Deemed profit method differential		306	442	328
Withholding taxes on rebate income		842	605	¥ 440
Tax effect from the waiver of intra-group debts subject to tax bureau's approval		(7,295)	7,666
Non-taxable income		¥ (1,005)	(1,463)	¥ (1,308)
Provision / (reversal) of unrealized tax credit from intra-group transaction			(1,601)	1,601
Investment loss on the dissolution / disposal of PRC subsidiaries			(487)	(1,250)
Release of unrecognized tax benefits due to expiration of the statute of limitations		¥ (7,664)	(4,648)	(4,584)
Change in valuation allowance		4,968	9,841	(687)
Income tax expense	$ 5,142	¥ 33,308	¥ 26,472	¥ 32,100